INCOME TAXES	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
INCOME TAXES
7.	INCOME TAXES

The Company accounts for income taxes in accordance with the Income Taxes Topic of the FASB ASC. Under this guidance, deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax basis of assets and liabilities, and net operating loss carryforwards, using the enacted tax rates. Deferred income tax expense or benefit is based on changes in the asset or liability from period to period. The Company did not record a provision or benefit for federal, state or foreign income taxes for the three months ended March 31, 2011 or 2010 because the Company has experienced losses on a tax basis since inception. The net income reported for the three months ended March 31, 2010 was a result of the gain recorded on the revaluation of derivative warrant liability during that period, which is a nontaxable item. The Company has not recorded deferred tax assets as their realization is uncertain.

12.  INCOME TAXES

Deferred tax assets consisted of the following at December 31:

	2010	2009

Deferred tax assets
Federal net operating loss	$6,116,804	$4,754,001
Federal research and development tax credit carryforwards	390,600	273,788
Wisconsin net operating loss credit carryforwards	814,492	589,548
Wisconsin research and development tax credit carryforwards	220,738	171,552
Stock-based compensation expense	552,859	415,060
Charitable contribution carryforwards	49,725	49,725
Accrued liabilities	25,327	75,711
Total deferred tax assets	8,170,545	6,329,385

Deferred tax liabilities
Depreciable and intangible assets	(434,056)	(475,524)
Total deferred tax liabilities	(434,056)	(475,524)

Net deferred tax assets	7,736,489	5,853,861
Less valuation allowance	(7,736,489)	(5,853,861)

Total deferred tax assets	$—	$—

As of December 31, 2010, Cellectar had federal and state net operating loss carryforwards (“NOLs”) of approximately $15,684,000 and $15,633,000 respectively, which expire beginning in 2030 and 2025, respectively.  In addition, Cellectar has federal and state research and development and investment tax credits of approximately $391,000 and $335,000, respectively.  The amount of NOLs which may be utilized annually in future periods will be limited pursuant to Section 382 of the Internal Revenue Code as a result of substantial changes in the Company’s ownership that have occurred or that may occur in the future.  The Company has not quantified the amount of such limitations.

Because of the limited operating history, continuing losses and uncertainty associated with the utilization of the NOLs in the future, management has provided a full allowance against the gross deferred tax asset.

Cellectar did not have unrecognized tax benefits or accrued interest and penalties at any time during the years ended December 31, 2010 and 2009, and does not anticipate having unrecognized tax benefits over the next twelve months.  The Company is subject to audit by the IRS for tax periods commencing January 1, 2007.

For the nine-month period ended September 30, 2011, the federal and state NOLs increased by approximately $5,470,000 as a result of the loss recorded.

8.  INCOME TAXES

The Company’s deferred tax assets consisted of the following at December 31:

	2010	2009

Net operating loss carryforwards	$12,872,000	$9,543,000
Research and development expenses	14,180,000	14,906,000
Tax credits	1,711,000	1,563,000
Capital loss carryforward	340,000	340,000
Stock-based compensation	365,000	650,000
Gross deferred tax asset	29,468,000	27,002,000
Valuation allowance	(29,468,000)	(27,002,000)
Net deferred tax asset	$—	$—

As of December 31, 2010, the Company had federal and state net operating loss carryforwards of approximately $33,180,000 and $25,812,000 respectively, which expire through 2030.  In addition, the Company has federal and state research and development and investment tax credits of approximately $1,382,000 and $449,000, respectively, which expire through 2030.  The amount of net operating loss carryforwards which may be utilized annually in future periods may be limited pursuant to Section 382 of the Internal Revenue Code as a result of substantial changes in the Company’s ownership that have occurred or that may occur in the future.

The capital loss carryforward relates to the loss recorded in prior years for Novelos’ investment in an unrelated company.

Because of the Company’s limited operating history, continuing losses and uncertainty associated with the utilization of the net operating loss carryforwards in the future, management has provided a 100% allowance against the Company’s gross deferred tax asset.  In 2010, the difference between the Company’s total statutory tax rate of approximately 40% and its effective tax rate of 0% is due to the nontaxable gain of $8,118,000 on derivative warrants, an increase in the valuation allowance of $2,466,000 and nondeductible liquidated damages accrued of $819,000.  In 2009, the difference between the Company’s total statutory tax rate of approximately 40% and its effective tax rate of 0% is due equally to the increase in valuation allowance and the reduction in tax loss resulting from the nondeductible loss on derivative warrants.

The Company did not have any unrecognized tax benefits or accrued interest and penalties at any time during the years ended December 31, 2010 and 2009, and does not anticipate having any unrecognized tax benefits over the next twelve months.  The Company is subject to audit by the IRS for tax periods commencing January 1, 2007.